OTHER NON-CURRENT ASSETS	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	2022	2021
Restricted cash	$1.9	$11.4
Contract assets (Note 11)	34.1	—
Prepaid rent to a portfolio investment	18.2	21.2
Advances to a portfolio investment	10.5	11.1
Investment in finance leases (Note 15)	97.1	114.9
Non-current receivables	42.0	45.6
Investment tax credits	315.1	259.2
Other	30.8	32.4
	$549.7	$495.8